Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure [Abstract]
Cash equivalents	$ 28,609	$ 2,024
Certificates of deposit		1,462
Corporate debt securities	2,499	7,146
Total financial assets	31,108	10,632
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents	28,609	2,024
Total financial assets	28,609	2,024
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Certificates of deposit		1,462
Corporate debt securities	2,499	7,146
Total financial assets	$ 2,499	$ 8,608